Investments in associates - Condensed statement of financial position and comprehensive income information of associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	₩ 786,013,485	₩ 739,764,256
Liabilities	725,641,161	680,943,223
Operating revenue	64,681,960	74,064,279		₩ 61,332,629
Profit (loss)	5,084,519	4,558,170		4,478,000
Other comprehensive income (loss)	(653,514)	(745,665)		844,389
Total comprehensive income (loss)	4,431,005	3,812,505		₩ 5,322,389
BNP Paribas Cardif Life Insurance
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2,610,512	2,714,143
Liabilities	2,367,134	2,471,042
Operating revenue	47,048	57,764
Profit (loss)	(14,043)	(22,798)
Other comprehensive income (loss)	0	3,917
Total comprehensive income (loss)	(14,043)	(18,881)
Shinhan-Neoplux Energy Newbiz Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	45,420	52,550
Liabilities	4,290	6,398
Operating revenue	5,216	26,255
Profit (loss)	(5,022)	1,591
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(5,022)	1,591
Shinhan-Albatross Tech Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,342	17,575
Liabilities	11	229
Operating revenue	2,990	17,168
Profit (loss)	(1,978)	(1,666)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(1,978)	(1,666)
VOGO Debt Strategy Qualified IV Private
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,193	18,573
Liabilities	4	8
Operating revenue	1,503	5,810
Profit (loss)	(60)	3,229
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(60)	3,229
Shinhan-Midas Donga Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	3,417	6,304
Liabilities	0	0
Operating revenue	1	868
Profit (loss)	(1,056)	(797)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(1,056)	(797)
ShinHan – Soo Young Entrepreneur Investment Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7,369	14,244
Liabilities	103	157
Operating revenue	294	30,591
Profit (loss)	(1,238)	17,828
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(1,238)	17,828
Shinhan Praxis K-Growth Global Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,081	26,087
Liabilities	1	6
Operating revenue	16	18
Profit (loss)	0	(14)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	0	(14)
Kiwoom Milestone Professional Private Real Estate Trust 19
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	101	0
Liabilities	36,920	39,013
Operating revenue	8,575	6,701
Profit (loss)	2,194	3,188
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,194	3,188
Shinhan Global Healthcare Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38	39
Liabilities	3,507	4,925
Operating revenue	1	0
Profit (loss)	0	(1)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	0	(1)
KB NA Hickory Private Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		51,721
Liabilities		5,072
Operating revenue		15,337
Profit (loss)		(1,158)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(1,158)
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,162	17,260
Liabilities	1,837	1,779
Operating revenue	8,323	(1,381)
Profit (loss)	(1,404)	(10,599)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(1,404)	(10,599)
Shinhan-Nvestor Liquidity Solution Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,085	20,841
Liabilities	121	270
Operating revenue	2,301	2,354
Profit (loss)	(590)	1,236
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(590)	1,236
Shinhan AIM FoF Fund 1-A
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2	39,244
Liabilities	0	30
Operating revenue	55	12,872
Profit (loss)	40	5,353
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	40	5,353
IGIS Global Credit Fund 150-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	3,976	19,966
Liabilities	3	12
Operating revenue	(4,034)	5,917
Profit (loss)	(4,068)	5,008
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(4,068)	5,008
Nomura-Rifa Private Real Estate Investment Trust 19
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,237
Liabilities	12,519
Operating revenue	(9,928)
Profit (loss)	(11,027)
Other comprehensive income (loss)	0
Total comprehensive income (loss)	(11,027)
Genesis North America Power Company No.1 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,881	15,514
Liabilities	35	0
Operating revenue	10,658	7,299
Profit (loss)	1,193	7,018
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	1,193	7,018
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		40,375
Liabilities		81
Operating revenue		28,764
Profit (loss)		28,406
Other comprehensive income (loss)		0
Total comprehensive income (loss)		28,406
Korea Finance Security Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	41,108	36,984
Liabilities	15,296	13,230
Operating revenue	47,822	46,929
Profit (loss)	2,059	1,991
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,059	1,991
MIEL Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	423	423
Liabilities	565	565
Operating revenue	0	0
Profit (loss)	0	0
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	0	0
AIP Transportation Specialized Privately Placed Fund Trust #1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	175,881	165,492
Liabilities	178	885
Operating revenue	89,236	(88,843)
Profit (loss)	6,883	(152,566)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	6,883	(152,566)
Kiwoom-Shinhan Innovation Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,849	16,166
Liabilities	341	209
Operating revenue	2	469
Profit (loss)	(450)	253
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(450)	253
Samchully Midstream Private Placement Special Asset Fund 5-4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	83,898	94,792
Liabilities	25	30
Operating revenue	15,930	22,021
Profit (loss)	(6,398)	9,371
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(6,398)	9,371
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	53,514	59,045
Liabilities	35	23
Operating revenue	7,454	11,969
Profit (loss)	(2,747)	2,925
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(2,747)	2,925
Milestone Private Real Estate Fund 3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	82,313	59,637
Liabilities	15,952	0
Operating revenue	19,404	1,297
Profit (loss)	1,145	(10,711)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	1,145	(10,711)
Nomura-Rifa Private Real Estate Investment Trust 31
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	90,451	92,219
Liabilities	71,014	71,961
Operating revenue	9,498	43,830
Profit (loss)	(508)	32,959
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(508)	32,959
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		11,845
Liabilities		6
Operating revenue		1,183
Profit (loss)		1,265
Other comprehensive income (loss)		0
Total comprehensive income (loss)		1,265
FuturePlay-Shinhan TechInnovation Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,764	11,855
Liabilities	160	285
Operating revenue	1,201	2,219
Profit (loss)	1,034	(1,648)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	1,034	(1,648)
Stonebridge Corporate 1st Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		9,016
Liabilities		1
Operating revenue		0
Profit (loss)		(373)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(373)
Vogo Realty Partners Private Real Estate Fund V
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	47,579	49,374
Liabilities	115	96
Operating revenue	14,350	5,403
Profit (loss)	(767)	(6,973)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(767)	(6,973)
Korea Credit Bureau
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	156,968	153,079
Liabilities	44,319	68,920
Operating revenue	195,322	172,186
Profit (loss)	29,489	9,791
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	29,489	9,791
Goduck Gangil1 PFV Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,399	9,794
Liabilities	330	542
Operating revenue	(134)	85,798
Profit (loss)	(769)	6,326
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(769)	6,326
SBC PFV Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,517,864	1,315,956
Liabilities	1,338,087	1,125,532
Operating revenue	(1,093)	4
Profit (loss)	(10,648)	(7,622)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(10,648)	(7,622)
NH-amundi global infra private fund 16
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	55,639	72,552
Liabilities	40	6,617
Operating revenue	41,577	84,498
Profit (loss)	(18,770)	38,998
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(18,770)	38,998
Sparklabs-Shinhan Opportunity Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		5,505
Liabilities		0
Operating revenue		25
Profit (loss)		(2,405)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(2,405)
IGIS Real-estate Private Investment Trust No.33
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	93,022	93,113
Liabilities	65,050	54,852
Operating revenue	10,378	5,709
Profit (loss)	3,631	2,863
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	3,631	2,863
Goduck Gangil10 PFV Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		31,122
Liabilities		144
Operating revenue		59,353
Profit (loss)		6,350
Other comprehensive income (loss)		0
Total comprehensive income (loss)		6,350
Fidelis Global Private Real Estate Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	753	748
Liabilities	62	57
Operating revenue	1	(1)
Profit (loss)	0	(2)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	0	(2)
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	58,792	145,170
Liabilities	74	59,302
Operating revenue	130	(7,077)
Profit (loss)	0	(10,179)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	0	(10,179)
Shinhan Global Healthcare Fund 2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	31
Liabilities	183
Operating revenue	1
Profit (loss)	0
Other comprehensive income (loss)	0
Total comprehensive income (loss)	0
Shinhan AIM Real Estate Fund No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		6,641
Liabilities		1,461
Operating revenue		123,427
Profit (loss)		(89,613)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(89,613)
Shinhan AIM Real Estate Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	32,433	14,604
Liabilities	1,479	877
Operating revenue	224,439	164,469
Profit (loss)	17,230	(245,607)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	17,230	(245,607)
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	178,424	179,396
Liabilities	70	52
Operating revenue	29,854	22,204
Profit (loss)	2,906	25,277
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,906	25,277
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	68,261	75,611
Liabilities	492	426
Operating revenue	0	11,878
Profit (loss)	(7,455)	6,489
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(7,455)	6,489
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,968	22,106
Liabilities	28	29
Operating revenue	460	2,581
Profit (loss)	592	2,283
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	592	2,283
Korea Omega-Shinhan Project Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,725	38,945
Liabilities	0	0
Operating revenue	70,333	19,657
Profit (loss)	35,586	19,599
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	35,586	19,599
Samsung SRA Real Estate Professional Private 45
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	146,093	139,222
Liabilities	29,969	18,119
Operating revenue	14,647	(11,232)
Profit (loss)	6,568	(11,358)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	6,568	(11,358)
IBK Global New Renewable Energy Special Asset Professional Private2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	96,818	114,189
Liabilities	51	0
Operating revenue	17,251	(4,160)
Profit (loss)	2,605	(32,244)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,605	(32,244)
VS Cornerstone Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		8,085
Liabilities		254
Operating revenue		0
Profit (loss)		(134)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(134)
NH-Amundi US Infrastructure Private Fund2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		2,100
Liabilities		1
Operating revenue		107
Profit (loss)		6,423
Other comprehensive income (loss)		0
Total comprehensive income (loss)		6,423
Kakao-Shinhan 1st TNYT Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	49,061	48,793
Liabilities	98	96
Operating revenue	647	12,387
Profit (loss)	263	7,840
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	263	7,840
Pacific Private Placement Real Estate Fund No. 40
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	175,099	145,794
Liabilities	98,060	98,798
Operating revenue	110,276	4,270
Profit (loss)	33,061	3,022
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	33,061	3,022
Mastern Private Real Estate Loan Fund No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		3,977
Liabilities		14
Operating revenue		627
Profit (loss)		590
Other comprehensive income (loss)		0
Total comprehensive income (loss)		590
LB Scotland Amazon Fulfillment Center Fund 29
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,411	29,223
Liabilities	123	227
Operating revenue	27,397	3,917
Profit (loss)	(3,480)	(16,566)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(3,480)	(16,566)
JR AMC Hungary Budapest Office Fund 16
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	43,087	42,031
Liabilities	1,914	1,543
Operating revenue	12,442	858
Profit (loss)	123	858
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	123	858
EDNCENTRAL Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		122,357
Liabilities		200,291
Operating revenue		(35,285)
Profit (loss)		(70,591)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(70,591)
Gyeonggi-Neoplux Superman Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,336	20,711
Liabilities	0	1,697
Operating revenue	6,251	716
Profit (loss)	322	(4,218)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	322	(4,218)
NewWave 6th Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	33,577	36,572
Liabilities	791	878
Operating revenue	2,485	9,185
Profit (loss)	(2,907)	(5,276)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(2,907)	(5,276)
Neoplux No. 3 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	111,356	129,055
Liabilities	9,271	7,532
Operating revenue	35,272	1,307
Profit (loss)	(19,230)	(64,247)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(19,230)	(64,247)
PCC Amberstone Private Equity Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,558	67,099
Liabilities	1,561	0
Operating revenue	5,875	17,359
Profit (loss)	(305)	12,898
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(305)	12,898
KIAMCO POWERLOAN TRUST 4TH
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	98,813	102,831
Liabilities	13	13
Operating revenue	5,028	8,143
Profit (loss)	1,885	12,529
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	1,885	12,529
Mastern Opportunity Seeking Real Estate Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	5,738	25,087
Liabilities	0	1,362
Operating revenue	29,833	12,764
Profit (loss)	3,745	(13,478)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	3,745	(13,478)
Neoplux Market-Frontier Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	28,177	41,423
Liabilities	0	2
Operating revenue	1,416	13,712
Profit (loss)	(13,237)	8,889
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(13,237)	8,889
Synergy Green New Deal 1st New Technology Business Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		38,542
Liabilities		0
Operating revenue		2,578
Profit (loss)		2,180
Other comprehensive income (loss)		0
Total comprehensive income (loss)		2,180
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,927	14,267
Liabilities	124	62
Operating revenue	3,165	4,527
Profit (loss)	(402)	1,697
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(402)	1,697
SHINHAN-NEO Core Industrial Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,560	16,704
Liabilities	288	400
Operating revenue	264	21,363
Profit (loss)	(2,032)	7,522
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(2,032)	7,522
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	67,224	72,396
Liabilities	29	31
Operating revenue	2,943	3,173
Profit (loss)	3,207	2,973
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	3,207	2,973
Shinhan Healthcare Fund 2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		31
Liabilities		183
Operating revenue		1
Profit (loss)		0
Other comprehensive income (loss)		0
Total comprehensive income (loss)		0
Eum Private Equity Fund No.7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	45,410	43,608
Liabilities	6	4
Operating revenue	10,561	2,427
Profit (loss)	3,729	1,857
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	3,729	1,857
Kiwoom Hero No.4 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		19,934
Liabilities		0
Operating revenue		3,624
Profit (loss)		4,042
Other comprehensive income (loss)		0
Total comprehensive income (loss)		4,042
Timefolio The Venture-V second
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		6,589
Liabilities		3
Operating revenue		2,744
Profit (loss)		31
Other comprehensive income (loss)		0
Total comprehensive income (loss)		31
Shinhan Smilegate Global PEF I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		27,798
Liabilities		475
Operating revenue		(18,714)
Profit (loss)		(19,824)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(19,824)
Genesis Eco No.1 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,863	38,654
Liabilities	623	469
Operating revenue	0	0
Profit (loss)	(7,946)	(490)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(7,946)	(490)
SHINHAN-NEO Market-Frontier 2nd Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	59,139	65,802
Liabilities	1,485	1,402
Operating revenue	11,056	11,931
Profit (loss)	2,653	691
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,653	691
J& Moorim Jade Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		21,508
Liabilities		0
Operating revenue		1,862
Profit (loss)		1,740
Other comprehensive income (loss)		0
Total comprehensive income (loss)		1,740
Ulmus SHC innovation investment fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	23,322	17,910
Liabilities	0	0
Operating revenue	5,587	207
Profit (loss)	5,416	(366)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	5,416	(366)
T Core Industrial Technology 1st Venture PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,715	9,541
Liabilities	3	23
Operating revenue	198	206
Profit (loss)	194	(2,800)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	194	(2,800)
TI First Property Private Investment Trust 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2,272	7,776
Liabilities	21	21
Operating revenue	5,173	4,139
Profit (loss)	5,115	507
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	5,115	507
Kiwoom-Shinhan Innovation Fund 2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	29,907	23,991
Liabilities	325	129
Operating revenue	14,854	429
Profit (loss)	14,519	(200)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	14,519	(200)
ETRI Holdings-Shinhan 1st Unicorn Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,247	9,391
Liabilities	0	0
Operating revenue	11	7
Profit (loss)	(144)	(197)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(144)	(197)
SJ ESG Innovative Growth Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		10,941
Liabilities		39
Operating revenue		1
Profit (loss)		(3,791)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(3,791)
AVES 1st Corporate Recovery Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,220	6,131
Liabilities	316	194
Operating revenue	0	0
Profit (loss)	(33)	(321)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(33)	(321)
JS Shinhan Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	163,377	165,748
Liabilities	724	1
Operating revenue	(1,555)	(39,164)
Profit (loss)	(3,091)	(40,720)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(3,091)	(40,720)
Meta TB ESG Private Equity Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,410	20,742
Liabilities	0	0
Operating revenue	8	23
Profit (loss)	(332)	(321)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(332)	(321)
Shinhan VC tomorrow venture fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	261,781	180,741
Liabilities	2,992	2,474
Operating revenue	89,255	19,038
Profit (loss)	74,939	(467)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	74,939	(467)
H-IOTA Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		38,306
Liabilities		517
Operating revenue		10,346
Profit (loss)		10,044
Other comprehensive income (loss)		0
Total comprehensive income (loss)		10,044
Stonebridge-Shinhan Unicorn Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	50,970	52,230
Liabilities	672	0
Operating revenue	6,450	71
Profit (loss)	5,755	(6)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	5,755	(6)
Tres-Yujin Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,592	26,264
Liabilities	301	202
Operating revenue	233	5,347
Profit (loss)	230	5,344
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	230	5,344
Shinhan-Time mezzanine blind Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		32,851
Liabilities		0
Operating revenue		4,901
Profit (loss)		4,613
Other comprehensive income (loss)		0
Total comprehensive income (loss)		4,613
Capstone REITs No.26
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	50,974	51,536
Liabilities	40,837	40,798
Operating revenue	147	914
Profit (loss)	(600)	(761)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(600)	(761)
JB Incheon-Bucheon REITS No.54
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,729	12,639
Liabilities	11	5
Operating revenue	2,109	0
Profit (loss)	2,081	(29)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,081	(29)
Hankook Smart Real Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,352	18,083
Liabilities	103	66
Operating revenue	7,701	0
Profit (loss)	(7,225)	(4,986)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(7,225)	(4,986)
JB Hwaseong-Hadong REITs No.53
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2,559	16,034
Liabilities	3	5
Operating revenue	3,293	0
Profit (loss)	3,268	(29)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	3,268	(29)
KB Oaktree Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	28,742	29,674
Liabilities	798	9
Operating revenue	10,358	7,074
Profit (loss)	1,632	2,749
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	1,632	2,749
KAI-The Square Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	85
Liabilities	62
Operating revenue	98
Profit (loss)	63
Other comprehensive income (loss)	0
Total comprehensive income (loss)	63
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	106,145	177,733
Liabilities	30	143
Operating revenue	7,492	12,600
Profit (loss)	10,565	9,210
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	10,565	9,210
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	162,241	159,621
Liabilities	84	83
Operating revenue	6,497	6,948
Profit (loss)	6,245	(2,604)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	6,245	(2,604)
KDBC-Midas Dong-A Global contents Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		11,416
Liabilities		62
Operating revenue		4
Profit (loss)		(7,080)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(7,080)
KB Distribution Private Real Estate 3-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2	64,261
Liabilities	100	50
Operating revenue	(100)	5,118
Profit (loss)	(2,603)	5,118
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(2,603)	5,118
Pacific Private Investment Trust No.49-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	46,448	40,988
Liabilities	184	5,671
Operating revenue	16,845	(1,819)
Profit (loss)	10,946	(2,852)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	10,946	(2,852)
KIWOOM Real estate private placement fund for normal investors No. 31
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	4	13,403
Liabilities	77	17
Operating revenue	(34)	1,669
Profit (loss)	(50)	1,604
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(50)	1,604
RIFA Real estate private placement fund for normal investors No. 51
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19	13,461
Liabilities	47	33
Operating revenue	4,756	153
Profit (loss)	(5)	140
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(5)	140
Shinhan-Kunicorn first Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,102	24,603
Liabilities	0	7
Operating revenue	2	7
Profit (loss)	(4,498)	(527)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(4,498)	(527)
Shinhan-Quantum Startup Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,281	11,519
Liabilities	0	0
Operating revenue	29	61
Profit (loss)	(238)	(246)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(238)	(246)
Shinhan Simone Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	3,917	8,901
Liabilities	27	3
Operating revenue	199	206
Profit (loss)	94	(1,098)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	94	(1,098)
Korea Investment develop seed Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,936	25,407
Liabilities	111	45
Operating revenue	3,244	3,987
Profit (loss)	2,780	3,881
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,780	3,881
Tiger Green alpha Trust No.29
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		31,545
Liabilities		53
Operating revenue		2,345
Profit (loss)		2,187
Other comprehensive income (loss)		0
Total comprehensive income (loss)		2,187
STIC ALT Global II Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	45,262	45,398
Liabilities	216	129
Operating revenue	4,458	3,073
Profit (loss)	777	2,548
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	777	2,548
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,991	38,594
Liabilities	9	8
Operating revenue	(3)	(60)
Profit (loss)	(7,607)	(5,340)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(7,607)	(5,340)
Reverent Frontier Private Equity Fund IV Specializing in Start-up Venture Business
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		8,758
Liabilities		75
Operating revenue		0
Profit (loss)		(5,109)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(5,109)
Find-Green New Deal 2nd Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,984	19,201
Liabilities	47	47
Operating revenue	1,932	28
Profit (loss)	1,781	(625)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	1,781	(625)
ShinhanFitrin 1st Technology Business Investment Association
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,396	26,243
Liabilities	64	68
Operating revenue	688	2,869
Profit (loss)	(1,843)	2,445
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(1,843)	2,445
Koramco Private Real Estate Fund 143
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,771	22,055
Liabilities	65	44
Operating revenue	4,706	15
Profit (loss)	4,696	7
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	4,696	7
Korea Investment Top Mezzanine Private Real Estate Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,706	44,605
Liabilities	26	165
Operating revenue	1,336	3,876
Profit (loss)	(5,108)	3,845
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(5,108)	3,845
LB YoungNam Logistics Private Trust No.40
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,857	38,510
Liabilities	10	10
Operating revenue	2,937	1,794
Profit (loss)	2,748	1,771
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,748	1,771
Shinhan-Cognitive Start-up Fund L.P.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,933	12,844
Liabilities	277	0
Operating revenue	1,534	4,046
Profit (loss)	(189)	2,657
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(189)	2,657
Cornerstone J&M Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		12,849
Liabilities		47
Operating revenue		1
Profit (loss)		(278)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(278)
Logisvalley Shinhan REIT Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	78,074	78,877
Liabilities	55,469	55,563
Operating revenue	3,874	3,872
Profit (loss)	(710)	(1,031)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(710)	(1,031)
Shinhan-G.N.Tech Smart Innovation Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,948	26,008
Liabilities	0	0
Operating revenue	7,129	1,395
Profit (loss)	4,260	984
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	4,260	984
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,757	13,899
Liabilities	373	383
Operating revenue	7	8
Profit (loss)	(732)	(420)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(732)	(420)
Korea Investment Green Newdeal Infra Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	62,377	57,567
Liabilities	27	25
Operating revenue	(217)	0
Profit (loss)	(268)	(441)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(268)	(441)
BTS 2nd Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	42,226	39,434
Liabilities	157	359
Operating revenue	0	527
Profit (loss)	(104)	81
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(104)	81
NH-J&-IBKC Label Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,499	35,111
Liabilities	721	425
Operating revenue	15,844	6
Profit (loss)	14,495	(363)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	14,495	(363)
Hanyang Time Mezzanine Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		8,790
Liabilities		0
Operating revenue		270
Profit (loss)		(703)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(703)
Shinhan-isquare Venture PEF 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,296	10,655
Liabilities	42	63
Operating revenue	7	0
Profit (loss)	(155)	(372)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(155)	(372)
Capstone Develop Frontier Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		37,644
Liabilities		81
Operating revenue		4,987
Profit (loss)		4,906
Other comprehensive income (loss)		0
Total comprehensive income (loss)		4,906
Nextrade Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	135,357	123,829
Liabilities	14,107	2,579
Operating revenue	67,843	(12,517)
Profit (loss)	0	(34,855)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	0	(34,855)
IBKC-Behigh Fund 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,414	10,629
Liabilities	0	0
Operating revenue	17	26
Profit (loss)	(215)	(198)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(215)	(198)
Digital New Deal Kappa Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		19,178
Liabilities		0
Operating revenue		0
Profit (loss)		(396)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(396)
ON No.1 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		19,991
Liabilities		0
Operating revenue		1,628
Profit (loss)		1,369
Other comprehensive income (loss)		0
Total comprehensive income (loss)		1,369
SH BNCT Professional Investment Type Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	284,142	311,321
Liabilities	0	0
Operating revenue	2,900	3,086
Profit (loss)	13,568	17,396
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	13,568	17,396
IBKCJS New Technology Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		8,901
Liabilities		0
Operating revenue		2,523
Profit (loss)		(3,720)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(3,720)
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	34,374	46,301
Liabilities	0	0
Operating revenue	9,567	9
Profit (loss)	8,728	(753)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	8,728	(753)
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,558	39,658
Liabilities	21	24
Operating revenue	4,694	9,617
Profit (loss)	2,608	5,184
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,608	5,184
Koramco IPO REITS Mezzanine General Private Investment Trust No. 38
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	4,731	4,390
Liabilities	21	19
Operating revenue	477	244
Profit (loss)	456	224
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	456	224
TogetherKorea Private Investment Trust No. 6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	5,542	5,425
Liabilities	1	1
Operating revenue	120	150
Profit (loss)	117	147
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	117	147
TogetherKorea Private Investment Trust No. 7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	5,542	5,425
Liabilities	1	1
Operating revenue	120	150
Profit (loss)	117	147
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	117	147
Kiwoom Core Industrial Technology Investment Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,014	12,139
Liabilities	0	0
Operating revenue	831	239
Profit (loss)	(127)	112
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(127)	112
Penture K-Content Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	81,619	57,553
Liabilities	337	337
Operating revenue	67	505
Profit (loss)	(16,373)	(1,532)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(16,373)	(1,532)
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,845	45,013
Liabilities	69	119
Operating revenue	10,805	43
Profit (loss)	10,183	(3,047)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	10,183	(3,047)
Hana Alternative Investment Kosmes PCBO General PEF No. 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,278	13,852
Liabilities	15	15
Operating revenue	2,110	1,524
Profit (loss)	1,852	1,469
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	1,852	1,469
Shinhan-Timefolio Bio Accelerator Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,826	24,659
Liabilities	464	464
Operating revenue	24,201	32
Profit (loss)	23,693	(458)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	23,693	(458)
Shinhan M&A-ESG Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,799	27,661
Liabilities	0	1
Operating revenue	4,015	137
Profit (loss)	2,799	(1,245)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,799	(1,245)
Shinhan Mid and Small-Sized Office Value-Added MO REIT Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	68,818	103,444
Liabilities	70	37,314
Operating revenue	11,231	21,731
Profit (loss)	4,276	5,701
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	4,276	5,701
KDBC meta-enter New Technology investment fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		24,375
Liabilities		2
Operating revenue		1
Profit (loss)		(513)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(513)
Shinhan Time Secondary Blind New Technology Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	23,448	9,762
Liabilities	0	0
Operating revenue	8,951	133
Profit (loss)	8,686	(246)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	8,686	(246)
Shinhan DS Secondary Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	62,721	5,047
Liabilities	153	152
Operating revenue	43,951	(653)
Profit (loss)	43,452	(9,219)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	43,452	(9,219)
Shinhan-openwater pre-IPO Investment Trust 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,138	11,337
Liabilities	6	5
Operating revenue	6,899	1,873
Profit (loss)	6,700	1,386
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	6,700	1,386
Shinhan-Eco Venture Fund 2nd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,001	9,935
Liabilities	42	42
Operating revenue	249	0
Profit (loss)	(108)	(257)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(108)	(257)
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,637	16,243
Liabilities	0	0
Operating revenue	725	835
Profit (loss)	133	358
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	133	358
Hantoo Shinhan Lake K-beauty Technology Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,811	44,701
Liabilities	0	0
Operating revenue	0	1,878
Profit (loss)	(1,098)	1,284
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(1,098)	1,284
Shinhan HB Wellness 1st Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,722	10,971
Liabilities	0	0
Operating revenue	869	808
Profit (loss)	750	688
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	750	688
Korea real Asset Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	65,623	58,401
Liabilities	239	468
Operating revenue	8,086	0
Profit (loss)	3,787	(2,198)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	3,787	(2,198)
Timefolio Tech Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,419
Liabilities	71
Operating revenue	531
Profit (loss)	231
Other comprehensive income (loss)	0
Total comprehensive income (loss)	231
PineStreet Global Corporate FoF XIII-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,150	3,748
Liabilities	8	5
Operating revenue	1,805	173
Profit (loss)	1,126	(47)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	1,126	(47)
IGIS Yongsan Office General Private Real Estate Investment Trust 518
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	262,395	271,916
Liabilities	208,976	206,529
Operating revenue	11,179	16,409
Profit (loss)	(9,200)	(614)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(9,200)	(614)
SH K-REITs Infra Real Estate Investment Trust (FoFs)
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,671
Liabilities	16
Operating revenue	2,515
Profit (loss)	2,339
Other comprehensive income (loss)	0
Total comprehensive income (loss)	2,339
Samsung-dunamu Innovative IT Technology Investment Trust No. 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,420	16,313
Liabilities	0	0
Operating revenue	671	11
Profit (loss)	1,109	(3,419)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	1,109	(3,419)
Time Robotics New Technology Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,158	12,651
Liabilities	0	0
Operating revenue	245	240
Profit (loss)	(255)	40
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(255)	40
Ascent-welcome Technology Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,688	30,597
Liabilities	0	0
Operating revenue	1,144	16
Profit (loss)	1,092	(1,125)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	1,092	(1,125)
Igis General PE Real Estate Investment Trust 517-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	57,644	57,074
Liabilities	346	346
Operating revenue	(1,786)	11
Profit (loss)	(2,573)	(1,983)
Other comprehensive income (loss)	(776)	0
Total comprehensive income (loss)	(3,349)	(1,983)
Consus Osansegyo No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,406	16,024
Liabilities	388	6
Operating revenue	383	284
Profit (loss)	0	282
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	0	282
Shinhan AIM Private Fund of Fund 9-B
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	174,507	147,033
Liabilities	123	70
Operating revenue	35,441	25,619
Profit (loss)	7,208	11,888
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	7,208	11,888
Shinhan General Private Real Estate Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	143,216	130,731
Liabilities	1,616	2,057
Operating revenue	8,811	5,557
Profit (loss)	9,747	(491)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	9,747	(491)
Paros Kosdaq Venture General Private Investment Trust No. 5
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,354	23,074
Liabilities	2	0
Operating revenue	921	916
Profit (loss)	374	2,087
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	374	2,087
Happy Pet Life Care New Technology Investment Association No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		9,997
Liabilities		0
Operating revenue		0
Profit (loss)		(1,523)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(1,523)
Shinhan-soo secondary Fund [Member]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,475	21,567
Liabilities	0	0
Operating revenue	1,272	77
Profit (loss)	908	(982)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	908	(982)
MK Ventures-K Clavis Growth Capital Venture Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7	10	[1]
Liabilities	0	0	[1]
Operating revenue	0	151	[1]
Profit (loss)	(4)	146	[1]
Other comprehensive income (loss)	0	0	[1]
Total comprehensive income (loss)	(4)	146	[1]
AJ-KOSNET Semicon One Venture Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,406	14,576
Liabilities	178	122
Operating revenue	2	1,827
Profit (loss)	(230)	1,613
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(230)	1,613
Reverent-Shinhan Vista Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	28,061	25,415
Liabilities	0	0
Operating revenue	2,541	6,002
Profit (loss)	2,237	5,629
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,237	5,629
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7,905	7,831
Liabilities	0	0
Operating revenue	3,511	815
Profit (loss)	2,374	810
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,374	810
Aurum Goldrush ESG Private Fund No. 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,082	10,629
Liabilities	12	16
Operating revenue	(1,155)	332
Profit (loss)	(1,546)	316
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(1,546)	316
Shinhan-CJ TechInnovation Fund 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,053	11,488
Liabilities	0	0
Operating revenue	68	66
Profit (loss)	(435)	(422)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(435)	(422)
Newmain I funds [Member]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		25,757
Liabilities		3
Operating revenue		25,313
Profit (loss)		20,278
Other comprehensive income (loss)		0
Total comprehensive income (loss)		20,278
SH Ulmus M.P.E. Innovative Venture Fund 7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,268	10,612
Liabilities	0	0
Operating revenue	206	250
Profit (loss)	(347)	112
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(347)	112
TECHFIN RATINGS Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,117	32,223
Liabilities	3,606	4,000
Operating revenue	1,370	170
Profit (loss)	(5,711)	(3,089)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(5,711)	(3,089)
Songpa biz cluster PFV Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2,061,152	909,499
Liabilities	2,013,972	860,724
Operating revenue	0	0
Profit (loss)	(1,595)	(1,225)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(1,595)	(1,225)
Planeta PTE LTD
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	36,720	36,088
Liabilities	0	2,061
Operating revenue	3,719	1,677
Profit (loss)	2,694	3,354
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,694	3,354
The E&Shinhan New Growth Up Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,992	7,035
Liabilities	0	0
Operating revenue	3,129	16
Profit (loss)	2,796	(163)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,796	(163)
HHR Special Situation Real Estate Private Investment Trust No. 13
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,118
Liabilities	37
Operating revenue	3,701
Profit (loss)	3,455
Other comprehensive income (loss)	0
Total comprehensive income (loss)	3,455
Shinhan-GB FutureFlow Fund L.P.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,177	8,951
Liabilities	12	99
Operating revenue	9	(98)
Profit (loss)	(626)	(801)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(626)	(801)
Credila Financial Services
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,555,773	6,597,497
Liabilities	7,082,850	5,362,148
Operating revenue	907,033	188,931
Profit (loss)	199,394	36,768
Other comprehensive income (loss)	(6,759)	0
Total comprehensive income (loss)	192,635	36,768
Shinhan-DS Mezzanine Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,137
Liabilities	0
Operating revenue	5,679
Profit (loss)	5,128
Other comprehensive income (loss)	0
Total comprehensive income (loss)	5,128
Shinhan Time BM sobujang Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,462
Liabilities	0
Operating revenue	1,004
Profit (loss)	734
Other comprehensive income (loss)	0
Total comprehensive income (loss)	734
Tigris Fund No. 58
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,286
Liabilities	0
Operating revenue	15,760
Profit (loss)	15,612
Other comprehensive income (loss)	0
Total comprehensive income (loss)	15,612
Shinhan Market-Frontier Fund III
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	51,059	29,058
Liabilities	0	0
Operating revenue	3,594	89
Profit (loss)	2,001	(940)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,001	(940)
DB IPO HighYield Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		14,974
Liabilities		0
Operating revenue		970
Profit (loss)		846
Other comprehensive income (loss)		0
Total comprehensive income (loss)		846
Exponential SQUARE Private Investment Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		10,233
Liabilities		18
Operating revenue		3,365
Profit (loss)		220
Other comprehensive income (loss)		0
Total comprehensive income (loss)		220
Fine North America Credit Private Mixed Asset Investment Trust 22
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,641	8,610
Liabilities	641	769
Operating revenue	1,764	1,062
Profit (loss)	787	401
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	787	401
IGIS Private Real Estate Investment No.454
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,004	14,022
Liabilities	15	12
Operating revenue	1	95
Profit (loss)	(25)	81
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(25)	81
IGIS Private Real Estate Investment No.462
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,372	6,445
Liabilities	47	39
Operating revenue	6	223
Profit (loss)	(81)	176
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(81)	176
BNW Recharge Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,346	33,918
Liabilities	133	133
Operating revenue	3	2,050
Profit (loss)	(12,570)	1,755
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(12,570)	1,755
United Partners Realasset Fund No.14
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,260	30,026
Liabilities	53	32
Operating revenue	458	206
Profit (loss)	405	(6)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	405	(6)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.12
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		1,758,651
Liabilities		1,399,238
Operating revenue		78,021
Profit (loss)		30,627
Other comprehensive income (loss)		0
Total comprehensive income (loss)		30,627
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.13
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		1,186,406
Liabilities		945,673
Operating revenue		50,564
Profit (loss)		19,152
Other comprehensive income (loss)		0
Total comprehensive income (loss)		19,152
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,130,346	1,086,016
Liabilities	916,520	811,622
Operating revenue	62,187	37,721
Profit (loss)	35,016	19,563
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	35,016	19,563
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,115,837	1,085,298
Liabilities	912,310	810,379
Operating revenue	55,065	36,610
Profit (loss)	27,165	18,667
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	27,165	18,667
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,085,990	1,084,569
Liabilities	877,765	818,607
Operating revenue	65,151	42,410
Profit (loss)	35,020	24,595
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	35,020	24,595
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	540,904	525,649
Liabilities	443,282	418,113
Operating revenue	37,459	2,206
Profit (loss)	24,955	(155)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	24,955	(155)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,110,136	1,045,465
Liabilities	877,285	826,940
Operating revenue	87,835	(1,922)
Profit (loss)	61,808	(4,905)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	61,808	(4,905)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	532,152	523,914
Liabilities	416,574	422,896
Operating revenue	50,597	5,962
Profit (loss)	38,412	5,122
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	38,412	5,122
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,143	18,870
Liabilities	102	109
Operating revenue	5,643	7,131
Profit (loss)	2,597	3,895
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	2,597	₩ 3,895
SH Prestige High Dividend Security Feeder No.1[Equity]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	28,356
Liabilities	52
Operating revenue	9,538
Profit (loss)	9,319
Other comprehensive income (loss)	0
Total comprehensive income (loss)	9,319
IGIS Real Estate General Private Feeder Investment Company No.562
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,919
Liabilities	663
Operating revenue	(53)
Profit (loss)	(1,716)
Other comprehensive income (loss)	(1,536)
Total comprehensive income (loss)	(3,252)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.21
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,584,731
Liabilities	1,289,266
Operating revenue	43,763
Profit (loss)	(20,336)
Other comprehensive income (loss)	0
Total comprehensive income (loss)	(20,336)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.22
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,565,827
Liabilities	1,255,271
Operating revenue	43,249
Profit (loss)	(5,250)
Other comprehensive income (loss)	0
Total comprehensive income (loss)	(5,250)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.23
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,378,370
Liabilities	1,085,625
Operating revenue	34,074
Profit (loss)	(23,051)
Other comprehensive income (loss)	0
Total comprehensive income (loss)	(23,051)
Finflow
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	46,860
Liabilities	3,444
Operating revenue	6,876
Profit (loss)	(133)
Other comprehensive income (loss)	(858)
Total comprehensive income (loss)	(991)
Fireant Media and Digital Service Joint Stock Company
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,827
Liabilities	97
Operating revenue	403
Profit (loss)	(1,155)
Other comprehensive income (loss)	0
Total comprehensive income (loss)	(1,155)
ST EIP Holdings Inc.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	614,640
Liabilities	506,195
Operating revenue	26,162
Profit (loss)	2,582
Other comprehensive income (loss)	0
Total comprehensive income (loss)	2,582
AMP Capital Global Infrastructure Fund II B L
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,630,662
Liabilities	92,506
Operating revenue	290,372
Profit (loss)	(78,067)
Other comprehensive income (loss)	0
Total comprehensive income (loss)	(78,067)
Post CR REITS No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	5,008
Liabilities	8
Operating revenue	8
Profit (loss)	0
Other comprehensive income (loss)	0
Total comprehensive income (loss)	0
SH US Long Term Treasury Plus Security Feeder Investment Trust(H)[Bond-FoFs]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,452
Liabilities	139
Operating revenue	1,596
Profit (loss)	(206)
Other comprehensive income (loss)	0
Total comprehensive income (loss)	₩ (206)

[1]	Excluded associates that are not accounted for using the equity method due to disposal or for which financial information was not available as of December 31, 2024.